Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity
15.	Equity

Ordinary shares

Upon incorporation in 2013, the Company’s authorized ordinary shares were 2,000,000,000 shares with a par value of US$0.0000001 each and issued 975,308,700 ordinary shares at par value. The number of authorized ordinary shares was increased from 2,000,000,000 to 2,275,948,587 as of December 31, 2018 after the issuance of Series A-1, A-2, B and C Preferred Shares.

Immediately prior to the completion of Company’s initial public offering on November 1, 2019, its authorized share capital was changed to US$500 divided into 5,000,000,000 shares of a par value of US$0.0000001 each, comprising of (i) 3,380,061,942 Class A ordinary shares, (ii) 619,938,058 Class B Ordinary Shares of a par value, and (iii) 1,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association. 619,938,058 ordinary shares beneficially owned by the Company’s founders, Yi Duan, Xi Zeng and Jiancheng Li were re-designated into Class B ordinary shares on a one-for-one basis and remaining 325,773,972 ordinary shares were re-designated into Class A ordinary shares on a one-for-one basis. All outstanding preferred shares were converted into 715,043,731 Class A ordinary shares.

Upon the completion of Company’s initial public offering and exercise of the overallotment options, the Company issued 150,000,000 and 12,504,475 Class A ordinary shares at price of US$0.52 per Class A ordinary share, respectively. The total net proceeds received were US$71,596 (equivalent to approximately RMB498,436).

On October 14, 2022, the Company’s authorized share capital was changed to US$5,000 divided into 50,000,000,000 shares of a par value of US$0.0000001 each, comprising of (i) 30,000,000,000 Class A ordinary shares of a par value, (ii) 10,000,000,000 Class B ordinary shares of a par value, and (iii) 10,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the amended and restated memorandum and articles of association.

Upon the completion of the Company’s the offering on December 8, 2022, the Company issued 375,000,000 Class A ordinary shares at price of US$0.0017 per Class A ordinary share and 75,000 Class C ordinary shares at price of US$0.0036 per Class C ordinary share, respectively. The total net proceeds received were US$450 (equivalent to approximately RMB3,136).

On February 21, 2023, 129,519,698 Class A ordinary shares were issued to Mr. Jiancheng Li upon the conversion of the same number of Class B ordinary shares held by him on February 21, 2023.

On March 3, 2023, the Company additionally offered and issued 120,811,500 Class A ordinary shares at an offering price of US$0.0017 per Class A ordinary share. The total net proceeds received were US$23 (equivalent to approximately RMB158).

On February 10, 2023, the Company received a convertible promissory note payment of US$21 million, under which the Company would sell and issue a convertible promissory note in a principal amount of US$21 million to an investor through private placement. The note will mature in six months following the issuance, bearing interest at the rate of 8% per annum which shall be payable on the maturity date. At any time after the issuance and before the maturity date, the note is convertible, in whole but not in part, into class A ordinary shares of the Company at the option of the holder thereof at a price equal to 64% of the higher of the following (adjusted by the ADS-to-share ratio): (i) the average closing price of the Company’s American depositary shares (the “ADSs”) for the last 5 days preceding the date of the conversion notice and (ii) US$0.47. Each ADS currently represents 375 Class A Ordinary Shares. To maintain a stable corporate structure following the potential conversion of the note, the Company had simultaneously entered into a share subscription agreement, under which the Company has agreed to sell and issue up to 7,875,000 class C ordinary shares of the Company with the same rights, privileges and restrictions approved by the board of directors on November 29, 2022 to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company, if the Company receives a conversion notice from the noteholder. The per share purchase price would be calculated based on the average closing price of the Company’s ADSs for the 30 trading days prior to the closing notice date and adjusted by the ADS-to-share ratio.

On March 9, 2023, the Company entered into a note conversion agreement with the holder of the convertible promissory note in a principal amount of US$21 million. Pursuant to the Note Conversion Agreement, the Noteholder has converted the outstanding balance of the Note into an aggregate of 18,750,000,000 Class A ordinary shares of the Company at an amended conversion price of US$0.00112 per share. Concurrently with the conversion of the Note, the Company has issued 5,625,000 Class C ordinary shares of the Company, at a purchase price of US$0.00271 per share, to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company.

On July 19, 2023, the Company was offering to certain investors (i) an aggregate of 4,285,711,875 Class A ordinary shares at an offering price of US$0.0019 per Class A ordinary share, (ii) certain regular warrants, or the Regular Warrants, to purchase up to an aggregate of 4,285,711,875 Class A ordinary shares, and (iii) certain reset warrants, or the Reset Warrants, that permit cashless exercise of up to an aggregate of 10,714,279,875 Class A ordinary shares. Consequently, on July 19, 2023, 4,285,711,875 Class A ordinary shares were offered and issued at an offering price of US$0.00187 per Class A ordinary share. The total net proceeds received were US$6,471 (equivalent to approximately RMB46,245) and on August 7, 2023, 8,169,637,500 Class A ordinary shares were cashlessly offered and issued pursuant to the reset warrants.

On July 21, 2023, the Company issued 1,371,427 Class C ordinary shares of the Company, at a purchase price of US$0.00223 per share, to ZX INTERNATIONAL LTD, a British Virgin Islands company controlled by Mr. Xi Zeng, the chairman of the board of directors and chief executive officer of the Company.

On July 24, 2023, the Company announced that it will change the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing three hundred and seventy-five (375) Class A ordinary share to one (1) ADS representing five thousand six hundred and twenty-five (5,625) Class A ordinary shares.

On August 12, 2024, the Company effected a share consolidation to consolidate every 5,625 ordinary shares of a par value US$0.0000001 per share into one ordinary share of a par value US$0.0005625 per share (the “Share Consolidation”). The Share Consolidation, along with other related matters, was approved by the shareholders at an extraordinary general meeting held on July 11, 2024. No fractional shares were issued in connection with the Share Consolidation, and all fractional shares were rounded up to the nearest whole number. The Share Consolidation changed the ratio of the ADSs (previously representing our Class A ordinary shares) to the Class A ordinary shares from one ADS representing 5,625 Class A ordinary shares of a par value US$0.0000001 per share, to one ADS representing one Class A ordinary share of a par value US$0.0005625 per share.

On September 30, 2024, the Company implemented a substitution listing, whereby all ADSs were exchanged into the Company’s Class A ordinary shares on a mandatory basis. After the mandatory exchange, ADSs that previously represented the Class A ordinary shares ceased to be listed on The Nasdaq Capital Market, or Nasdaq, and the underlying Class A ordinary shares began trading on Nasdaq under the same symbol “DUO.”

On October 1, 2024, the Company entered into a securities purchase agreement with certain investors relating to the sale of 1,612,902 Class A ordinary shares, par value US$0.0005625 per share, at a negotiated price of US$1.55 per Class A ordinary share.

From October 2 to October 4, 2024, the Company issued 2,288,558 Class A ordinary shares at an exercise price of US$2.22546 per Class A ordinary share, upon exercise of certain regular warrants issued on July 19, 2023.

On October 7, 2024, the Company entered into a securities purchase agreement with certain investors relating to sale of 2,464,000 Class A ordinary shares, par value US$0.0005625 per share, at a negotiated price of US$1.60 per Class A ordinary share. The Company also offered pre-funded warrants, or the Pre-Funded Warrants, in lieu of Class A ordinary shares, to purchase up to 661,232 Class A ordinary shares to certain investors. Each Pre-Funded Warrant is exercisable for one Class A ordinary share and has an exercise price of US$0.0005625 per share. The purchase price per Pre-Funded Warrant is US$1.5994375. Each Pre-Funded Warrant will be exercisable immediately upon issuance and will expire when exercised in full.

From October 7 to October 8, 2024, the Company issued 661,232 Class A ordinary shares at an exercise price of US$0.0005625 per Class A ordinary share, upon exercise of pre-funded warrants issued on October 7, 2024.

On October 10, 2024, the Company issued 3,901 Class C ordinary shares to ZX INTERNATIONAL LTD, a company controlled by Mr. Xi Zeng, at a per share purchase price of US$2.53.

On October 11, 2024, the Company entered into a securities purchase agreement with certain investors relating to the sale of 3,181,044 Class A ordinary shares, par value US$0.0005625 per share, at a negotiated price of US$0.88 per Class A ordinary share. The Company also offered pre-funded warrants, or the Pre-Funded Warrants, in lieu of Class A ordinary shares, to purchase up to 1,933,828 Class A ordinary shares to certain investors. Each Pre-Funded Warrant is exercisable for one Class A ordinary share and has an exercise price of US$0.0005625 per share. The purchase price per Pre-Funded Warrant is US$0.8794375. Each Pre-Funded Warrant will be exercisable immediately upon issuance and will expire when exercised in full.

From October 11 to October 15, 2024, the Company issued 1,933,828 Class A ordinary shares, at an exercise price of US$0.005625 per Class A ordinary share, upon exercise of pre-funded warrants issued on October 11, 2024.

On November 8, 2024, the Company entered into a securities purchase agreement with certain investors relating to the sale of 4,623,266 Class A ordinary shares, par value US$0.0005625 per share, at a negotiated price of US$0.70 per Class A ordinary share. The Company also offered pre-funded warrants, or the Pre-Funded Warrants, in lieu of Class A ordinary shares, to purchase up to 2,521,616 Class A ordinary shares to certain investors. Each Pre-Funded Warrant is exercisable for one Class A ordinary share and has an exercise price of US$0.0005625 per share. The purchase price per Pre-Funded Warrant is US$0.6994375. Each Pre-Funded Warrant will be exercisable immediately upon issuance and will expire when exercised in full.

From November 12 to November 15, 2024, the Company issued 2,521,616 Class A ordinary shares, at an exercise price of US$0.0005625 per Class A ordinary share, upon exercise of pre-funded warrants issued on November 8, 2024.

On December 10, 2024, the Company entered into a securities purchase agreement with certain investors relating to the sale of 6,092,446 Class A ordinary shares, par value US$0.0005625 per share, at a negotiated price of US$0.70 per Class A ordinary share. The Company also offered pre-funded warrants, or the Pre-Funded Warrants, in lieu of Class A ordinary shares, to purchase up to 3,910,696 Class A ordinary shares to certain investors. Each Pre-Funded Warrant is exercisable for one Class A ordinary share and has an exercise price of US$0.0005625 per share. The purchase price per Pre-Funded Warrant is US$0.6994375. Each Pre-Funded Warrant will be exercisable immediately upon issuance and will expire when exercised in full.

On December 10, 2024, the Company issued 3,910,696 Class A ordinary shares, at an exercise price of US$0.0005625 per Class A ordinary share, upon exercise of pre-funded warrants issued on December 10, 2024.

On December 12, 2024, the Company issued 10,000 Class C ordinary shares to ZX INTERNATIONAL LTD, a company controlled by Mr. Xi Zeng, at a per share purchase price of US$0.88.

On February 10, 2025, the Company was offering to certain investors (i) US$5 million senior 5% original issue discount convertible promissory notes, (ii) Class A ordinary shares, par value US$0.0005625 per share, or Class A ordinary shares, issuable from time to time upon conversion under the notes, and (iii) additional 164,610 Class A ordinary shares as commitment shares for the issuance of the notes.

On March 14, 2025, the Company was offering to certain investors (i) US$5 million senior 5% original issue discount convertible promissory notes, (ii) Class A ordinary shares, par value US$0.005625 per share, or Class A ordinary shares, issuable from time to time upon conversion under the notes, and (iii) additional 251,890 Class A ordinary shares as commitment shares for the issuance of the notes. The notes carry a 5% original issue discount, and have a term of nine months from the original issuance date.

On June 9, 2025, the Company effected a share consolidation to consolidate every 16 ordinary shares of a par value US$0.0005625 per share into one ordinary share of a par value US$0.009 per share (the “2025 Share Consolidation”). The 2025 Share Consolidation, along with other related matters, was approved by the shareholders at an extraordinary general meeting held on May 27, 2025. No fractional shares were issued in connection with the 2025 Share Consolidation, and all fractional shares were rounded up to the nearest whole number.

On October 24, 2025, the Company issued to certain investor a US$34.32 million convertible promissory note for a principal amount of US$34.32 million pursuant to a note purchase agreement dated September 29, 2025. On December 5, 2025, the noteholder elected to convert the outstanding balance of the note into an aggregate of 32,971,466 Class A ordinary shares of the Company at a conversion price of US$1.0409 per share. In accordance with the instructions from the noteholder and the terms of the note, such Class A ordinary shares of the Company were issued to certain permitted designees of the noteholder. After the issuance of the conversion shares, the note was cancelled and no amount of the note remains outstanding.

On September 29, 2025, concurrent with the entry into a convertible note purchase agreement, the Company entered into another share subscription agreement, and pursuant to the agreement, the Company issued 12,731 Class C ordinary shares of the Company, at a purchase price of US$1.81 per share, to ZX INTERNATIONAL LTD.

In respect of matters requiring the votes of shareholders, the holders of Class B ordinary shares is entitled to ten votes per share, the holders of Class C ordinary shares is entitled to 10,000 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B and each Class C ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B or Class A ordinary shares under any circumstances.

Non-controlling interests

As of December 31, 2025 and June 30, 2026, the Group’s non-controlling interests represented as below:

	As of December 31,	As of June 30,
	2025	2026
Name of the subsidiaries of the Group
385 Homer LLC (Note (a))	15%	Not applicable
Shenzhen Jinqida Information Technology Co., Ltd.	15%	15%
Changsha Xingzhisheng Network Technology Co., Ltd.	15%	15%
Nanjing Juyuan Asset Services Co., Ltd.	15%	15%
Chongqing Xinzidao Network Technology Co., Ltd.	15%	15%
Hangzhou Yongsheng Network Technology Co., Ltd.	15%	15%
Shanghai Yiqicheng Real Estate Consulting Co., Ltd.	15%	15%
Chongqing Duoduo Fangyi Information Technology Co., Ltd. (“Duoduo Fangyi”) (Note (b))	20%	Not applicable
Wuxi Fangyun Digital Technology Co., Ltd.	15%	15%
Chengdu Junyi Network Technology Co., Ltd.	15%	15%
Suzhou Tinghaozhu (Note 20)	35%	35%
Wuhan Qianhe Real Estate Management Co., Ltd.	15%	15%
Beijing Tuqiang Yunxia Technology Limited (“Tuqiang”) (Note (b))	22.2%	Not applicable
Shenzhen Jiuzhou Fangyun Digital Live Streaming Industry Technology Co., Ltd.	47%	47%
Guiyang Zhuhaofang Commercial Management Co., Ltd.	49%	49%
Shanghai Weiming Network Technology Co., Ltd.	49%	49%
Kunshan Huating Network Technology Co., Ltd.	49%	49%
Shenzhen Duobao Fisheries Industry Management Co., Ltd.	49%	49%

(a)	385 Homer LLC was incorporated in the United States in December 2024. In April 2026, the Group further acquired the remaining 15% equity interests in 385 Homer LLC and it became a wholly-owned subsidiary of the Group.

(b)	During the six months ended June 30, 2026, the Group fully disposed its equity interests in Duoduo Fangyi and Tuqiang through company deregistration.